Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities

10. COMMITMENTS AND CONTINGENT LIABILITIES

Legal Proceedings

     From time to time, we are party to certain legal or administrative proceedings that arise in the ordinary course and are incidental to our business. There are currently no such pending proceedings to which we are a party that our management believes will have a material adverse effect on our results of operations, cash flows or financial condition. However, future events or circumstances, currently unknown to management, will determine whether the resolution of any litigation or claims will ultimately have a material effect on our results of operations, cash flows or financial condition in any future reporting periods. As of December 31, 2012, we had less than $0.1 million accrued for our legal proceedings.

Regulatory Compliance

     In the ordinary course of our business, we are subject to various laws and regulations. In the opinion of our management, compliance with current laws and regulations will not have a material effect on our results of operations, cash flows or financial condition.

Environmental Compliance

     Our operations are subject to stringent and complex laws and regulations pertaining to health, safety, and the environment. We are subject to laws and regulations at the federal, state and local levels that relate to air and water quality, hazardous and solid waste management and disposal and other environmental matters. The cost of planning, designing, constructing and operating our facilities must incorporate compliance with environmental laws and regulations and safety standards. Failure to comply with these laws and regulations may trigger a variety of administrative, civil and potentially criminal enforcement measures. At December 31, 2012, we had accrued approximately $0.2 million for environmental matters, which is based on our undiscounted estimate of amounts we will spend on environmental compliance and remediation. We estimate that our potential liability for reasonably possible outcomes related to our environmental exposures could range from approximately $0.2 million to $0.3 million. We had no accruals for environmental matters at December 31, 2011.

Commitments and Purchase Obligations

     Capital Leases. We have a compressor, treating facility and auto leases which are accounted for as capital leases. The terms of the agreements vary from 2013 until 2016. We recorded amortization of expense of approximately $3 million and $2 million for the years ended December 31, 2012 and 2011. We had no capital leases during 2010.

Future minimum lease payments related to our capital leases at December 31, 2012 are as follows (In thousands):

2013	$4,020
2014	2,269
2015	866
2016	219
Total payments	7,374
Imputed interest	(351)
Present value of future payments	$7,023

     Operating Leases. We maintain operating leases in the ordinary course of our business activities. These leases include those for office buildings and other operating facilities and equipment. The terms of the agreements vary from 2013 until 2032. Future minimum annual rental commitments under our operating leases at December 31, 2012, were as follows (In thousands):

2013	$936
2014	687
2015	439
2016	114
2017	47
Thereafter	15
Total	$2,238

     Rental expense was approximately $7 million, $8 million and $1 million for the years ended December 31, 2012, 2011 and 2010.

     Purchase Commitments. At December 31, 2012, we had capital commitments of approximately $11.6 million to purchase equipment related to our capital projects. We have other planned capital projects that are discretionary in nature, with no substantial contractual capital commitments made in advance of the actual expenditures.

     Other. In connection with the Antero Acquisition, we agreed to pay Antero conditional consideration in the form of potential additional cash payments of up to $40 million, depending on the achievement of certain defined average annual production levels achieved during 2012, 2013 and 2014. During 2012, Antero did not meet the annual production level to earn additional payments. Based on actual volumes received in 2012 and expected volumes, we do not believe that it is probable that Antero will be able to achieve these average annual production levels in 2013 and 2014.